Label	Element	Value
Short-Term Bond Fund of America®
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001368040_SupplementTextBlock
Short-Term Bond Fund of America® Prospectus Supplement June 1, 2017 (for prospectus dated April 7, 2017, as supplemented to date)

Risk/Return [Heading]	rr_RiskReturnHeading	Short-Term Bond Fund of America®
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

1. The “Fees and expenses of the fund” section of the prospectus is amended by replacing the columns captioned “A” and “529-A” in the “Annual fund operating expenses” table and the columns captioned “A” and “529-A” in the cumulative estimated expense example table under the heading “Example” with the respective columns set forth below. Expense information for all other share classes and all footnotes in the prospectus remain unchanged.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The “Fees and expenses of the fund” section of the prospectus is amended by replacing the columns captioned “A” and “529-A” in the “Annual fund operating expenses” table and the columns captioned “A” and “529-A” in the cumulative estimated expense example table under the heading “Example” with the respective columns set forth below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Keep this supplement with your prospectus.
Short-Term Bond Fund of America® | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.28%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 321
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	635
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,110
Short-Term Bond Fund of America® | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.28%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 326
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	487
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	662
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,169

[1]	Restated to reflect current fees.